Foreign Currency and Other, Net (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 11, 2014	Mar. 31, 2015	Dec. 31, 2014	Mar. 29, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Derivative [Line Items]
Loss on extinguishment of debt		$ (903)	$ (3,300)	$ 0			$ 0	$ (3,334)	$ 0
Foreign currency and other, net		(43,923)		4,959			(27,083)	(8,851)	(5,134)
Foreign Currency Gain (Loss)
Derivative [Line Items]
Foreign currency and other, net		(41,905)		(5,400)			(35,558)	(6,689)	(3,433)
Other Non-Operating Expenses
Derivative [Line Items]
Foreign currency and other, net		$ (2,018)		10,359			$ 8,475	$ (2,162)
Other Non-Operating Expenses including tax indemnification [Member] [Member]
Derivative [Line Items]
Foreign currency and other, net									$ (1,701)
Minimum [Member]
Derivative [Line Items]
Financial Exchange Contracts, Settlement Terms, Expiration					1 year
Maximum [Member]
Derivative [Line Items]
Financial Exchange Contracts, Settlement Terms, Expiration					5 years
Foreign Exchange Forward [Member] | Providência Contracts [Member] | Not Designated as Hedging Instrument [Member] | Foreign Currency and Other Loss Net [Member]
Derivative [Line Items]
Gain on Derivative Instruments, Pretax	$ 18,900
Other Contract [Member] | Providência Contracts [Member] | Not Designated as Hedging Instrument [Member] | Foreign Currency and Other Loss Net [Member] | Minimum [Member]
Derivative [Line Items]
Derivative, Term of Contract		1 year					1 year
Other Contract [Member] | Providência Contracts [Member] | Not Designated as Hedging Instrument [Member] | Foreign Currency and Other Loss Net [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Term of Contract		5 years					5 years
Options Held [Member] | Foreign Currency and Other Loss Net [Member]
Derivative [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)						$ 5,300
Fair Value Hedge | Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax		$ 10,800
Fair Value Hedge | Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member] | Foreign Currency and Other Loss Net [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net		1,900
Fair Value Hedge | Foreign Exchange Forward [Member] | Providência Contracts [Member] | Not Designated as Hedging Instrument [Member] | Foreign Currency and Other Loss Net [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net		$ 1,925		$ (10,756)